Federated Hermes Emerging Market Debt Fund
Portfolio of Investments
February 28, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—81.8%
		Chemicals & Plastics—1.5%
$ 200,000		OCP S.A., Sr. Unsecd. Note, 144A, 5.125%, 6/23/2051	$ 167,421
200,000		OCP S.A., Sr. Unsecd. Note, 144A, 7.500%, 5/2/2054	225,230
		TOTAL	392,651
		Oil & Gas—2.2%
180,000		Petroleos de Venezuela S.A., 5.500%, 4/12/2037	56,610
100,000		Petroleos de Venezuela S.A., Company Guarantee, 5.375%, 4/12/2027	31,000
100,000		Petroleos de Venezuela S.A., Sr. Unsecd. Note, REGS, 9.750%, 5/17/2035	38,000
125,000		Petroleos Mexicanos, Company Guarantee, 6.625%, 6/15/2035	119,718
30,000		Petroleos Mexicanos, Sr. Unsecd. Note, 5.950%, 1/28/2031	29,419
150,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.500%, 3/13/2027	152,217
60,000		Petroleos Mexicanos, Sr. Unsecd. Note, 6.950%, 1/28/2060	49,509
50,000		Petroleos Mexicanos, Sr. Unsecd. Note, 7.690%, 1/23/2050	45,687
60,000		Petroleos Mexicanos, Sr. Unsecd. Note, 8.750%, 6/2/2029	64,599
		TOTAL	586,759
		Sovereign—76.3%
170,000		Argentina Bonar Bonds, Unsecd. Note, 0.750%, 7/9/2030	100,190
68,400		Argentina, Government of, Sr. Unsecd. Note, 0.750%, 7/9/2030	57,969
10,500		Argentina, Government of, Sr. Unsecd. Note, 1.000%, 7/9/2029	9,261
50,000		Argentina, Government of, Sr. Unsecd. Note, 3.500%, 7/9/2041	35,000
185,000		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2035	139,453
37,273		Argentina, Government of, Sr. Unsecd. Note, 4.125%, 7/9/2046	26,501
150,000		Argentina, Government of, Sr. Unsecd. Note, 5.000%, 1/9/2038	117,750
200,000		Bahrain, Kingdom of, Sr. Unsecd. Note, 144A, 5.625%, 5/18/2034	189,135
25,000		Barbados, Government of, Sr. Unsecd. Note, 144A, 8.000%, 6/26/2035	26,725
EUR 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 4.950%, 1/22/2035	222,897
$ 200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 7.960%, 2/13/2038	210,397
200,000		Benin, Government of, Sr. Unsecd. Note, 144A, 8.375%, 1/23/2041	213,580
ARS 90,000,000		Bono Del Tesoro Nacional Capitalizable en Pesos, Unsecd. Note, 2.550%, 4/30/2027	72,606
BRL 2,750,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2027	532,135
500,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2029	93,362
2,950,000		Brazil, Government of, Unsecd. Note, Series NTNF, 10.000%, 1/1/2033	503,260
$ 200,000		Colombia, Government of, Sr. Unsecd. Note, 4.500%, 3/15/2029	194,350
200,000		Colombia, Government of, Sr. Unsecd. Note, 7.375%, 4/25/2030	210,410
COP 120,000,000		Colombia, Government of, Sr. Unsecd. Note, Series B, 6.250%, 7/9/2036	19,414
700,000,000	[1]	Colombia, Government of, Unsecd. Note, Series B, 7.000% (SOFR +0.300%), 6/30/2032	133,754
$ 200,000		Costa Rica, Government of, Sr. Unsecd. Note, REGS, 6.550%, 4/3/2034	217,448
CZK 4,700,000		Czech Republic, Government of, Sr. Unsecd. Note, Series 103, 2.000%, 10/13/2033	198,054
7,700,000		Czech Republic, Government of, Unsecd. Note, Series 121, 1.200%, 3/13/2031	333,033
$ 150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 5.875%, 1/30/2060	135,682
150,000		Dominican Republic, Government of, Sr. Unsecd. Note, 144A, 6.950%, 3/15/2037	160,800
22,500	[2]	Ecuador, Government of, Sr. Unsecd. Note, REGS, 0.000%, 7/31/2030	18,866
40,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 5.000%, 7/31/2040	32,680
45,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2030	44,415
50,000		Ecuador, Government of, Sr. Unsecd. Note, REGS, 6.900%, 7/31/2035	45,350
200,000		Egypt, Government of, 144A, 8.625%, 2/4/2030	216,927

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
EUR 100,000		Egypt, Government of, Sr. Unsecd. Note, 144A, 6.375%, 4/11/2031	$ 118,506
EGP 17,700,000	[2]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 4/14/2026	359,166
$ 150,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 7.124%, 1/20/2050	136,500
40,000		El Salvador, Government of, Sr. Unsecd. Note, REGS, 8.250%, 4/10/2032	43,000
200,000		Gabon, Government of, Sr. Unsecd. Note, REGS, 6.625%, 2/6/2031	165,771
33,781	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 1/3/2030	29,303
6,400	[2]	Ghana, Government of, Sr. Unsecd. Note, 144A, 0.000%, 7/3/2026	6,274
169,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2029	166,127
278,400		Ghana, Government of, Sr. Unsecd. Note, 144A, 5.000%, 7/3/2035	252,049
200,000		Hazine Mustesarligi Varlik Kiralama A.S., Sr. Unsecd. Note, 144A, 6.750%, 9/1/2030	208,734
150,000		Honduras, Government of, Sr. Unsecd. Note, 144A, 8.625%, 11/27/2034	174,060
HUF 205,000,000		Hungary, Government of, Unsecd. Note, Series 33/A, 2.250%, 4/20/2033	498,013
EUR 100,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 5.875%, 10/17/2031	120,484
$ 200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 6.750%, 2/25/2041	190,635
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.075%, 4/1/2036	215,995
200,000		Ivory Coast, Government of, Sr. Unsecd. Note, 144A, 8.250%, 1/30/2037	218,405
61,291		Ivory Coast, Government of, Sr. Unsecd. Note, REGS, 5.750%, 12/31/2032	61,035
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 7.875%, 2/26/2034	196,733
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 8.800%, 10/9/2038	197,934
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.500%, 3/5/2036	210,630
200,000		Kenya, Government of, Sr. Unsecd. Note, 144A, 9.750%, 2/16/2031	218,839
300,000		Kenya, Government of, Sr. Unsecd. Note, REGS, 8.800%, 10/9/2038	296,995
200,000	[3,4]	Lebanon, Government of, Sr. Unsecd. Note, 6.000%, 12/31/2099	58,350
MYR 900,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0425, 3.775%, 5/31/2045	226,483
1,260,000		Malaysia Investment Issue, Sr. Unsecd. Note, Series 0619, 4.119%, 11/30/2034	338,917
2,000,000		Malaysia, Government of, Sr. Unsecd. Note, Series 0122, 3.582%, 7/15/2032	518,139
MXN 2,000,000		Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.500%, 2/28/2030	118,728
$ 200,000		Mexico, Government of, Sr. Unsecd. Note, 3.771%, 5/24/2061	126,050
200,000		Mexico, Government of, Sr. Unsecd. Note, 6.875%, 5/13/2037	215,550
MXN 5,000,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 5.750%, 3/5/2026	289,966
6,600,000		Mexico, Government of, Sr. Unsecd. Note, Series M, 7.750%, 11/23/2034	365,706
$ 300,000		Nigeria, Government of, Sr. Unsecd. Note, 144A, 7.375%, 9/28/2033	304,824
200,000		Nigeria, Government of, Sr. Unsecd. Note, REGS, 7.625%, 11/28/2047	189,649
NGN 315,000,000	[2]	Nigeria, Government of, Unsecd. Note, Series 196D, 0.000%, 5/5/2026	222,432
BRL 950,000		Nota Do Tesouro Nacional, Unsecd. Note, Series NTNF, 10.000%, 1/1/2035	157,749
$ 400,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 7.375%, 4/8/2031	396,283
200,000		Pakistan, Government of, Sr. Unsecd. Note, REGS, 8.875%, 4/8/2051	197,793
200,000		Panama, Government of, Sr. Unsecd. Note, 6.400%, 2/14/2035	213,480
200,000		Paraguay, Government of, 144A, 5.400%, 3/30/2050	188,198
200,000		Paraguay, Government of, Sr. Unsecd. Note, REGS, 3.849%, 6/28/2033	190,461
PEN 1,750,000		Peru, Government of, Sr. Unsecd. Note, 6.150%, 8/12/2032	565,318
1,400,000		Peru, Government of, Sr. Unsecd. Note, 7.600%, 8/12/2039	454,073
350,000		Peru, Government of, Sr. Unsecd. Note, REGS, 6.900%, 8/12/2037	109,106
300,000		Peru, Government of, Unsecd. Note, 5.940%, 2/12/2029	93,983
PLN 360,000		Poland, Government of, Unsecd. Note, Series 0428, 2.750%, 4/25/2028	99,197
2,650,000		Poland, Government of, Unsecd. Note, Series 0432, 1.750%, 4/25/2032	636,317
490,000		Poland, Government of, Unsecd. Note, Series 1029, 2.750%, 10/25/2029	131,813
EUR 600,000		Romania, Government of, Sr. Unsecd. Note, 144A, 6.750%, 7/11/2039	760,707
RON 1,100,000		Romania, Government of, Unsecd. Note, Series 4Y, 6.300%, 4/26/2028	257,058
1,100,000		Romania, Government of, Unsecd. Note, Series 5Y, 3.250%, 6/24/2026	253,122

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		FOREIGN GOVERNMENT/AGENCIES—continued
		Sovereign—continued
1,040,000		Romania, Government of, Unsecd. Note, Series 15Y, 3.650%, 9/24/2031	$ 214,397
$ 200,000		Rwanda, Government of, Sr. Unsecd. Note, 144A, 5.500%, 8/9/2031	188,141
EUR 200,000		Senegal, Government of, Sr. Unsecd. Note, 144A, 5.375%, 6/8/2037	133,109
$ 200,000		South Africa, Government of, 144A, 7.100%, 11/19/2036	215,180
ZAR 3,000,000		South Africa, Government of, Sr. Unsecd. Note, Series 2044, 8.750%, 1/31/2044	190,230
7,000,000		South Africa, Government of, Unsecd. Note, Series 2032, 8.250%, 3/31/2032	453,915
$ 200,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 3.100%, 1/15/2030	199,131
146,000		Sri Lanka, Government of, Sr. Unsecd. Note, 144A, 4.000%, 4/15/2028	142,021
400,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	305,725
EUR 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.150%, 3/10/2034	238,665
$ 200,000		Turkey, Government of, Sr. Unsecd. Note, 5.875%, 6/26/2031	199,128
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.800%, 11/4/2036	200,052
200,000		Turkey, Government of, Sr. Unsecd. Note, 6.875%, 1/14/2038	199,042
5,445	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2030	3,511
20,347	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2034	9,965
14,329	[2,4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 0.000%, 2/1/2036	8,121
435,500	[4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.000%, 2/1/2032	339,601
24,920	[4]	Ukraine, Government of, Sr. Unsecd. Note, 144A, 4.500%, 2/1/2035	15,192
20,000	[3,4]	Ukraine, Government of, Sr. Unsecd. Note, REGS, 4.500%, 2/1/2034	12,425
50,000	[3,4]	Venezuela, Government of, 9.375%, 1/13/2034	21,755
125,000	[3,4]	Venezuela, Government of, Bond, 9.250%, 9/15/2027	55,263
90,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 11.950%, 8/5/2031	40,959
100,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 7.000%, 3/31/2038	38,260
50,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.000%, 1/26/2099	20,130
50,000	[4]	Venezuela, Government of, Sr. Unsecd. Note, 9.250%, 5/7/2028	20,630
200,000		Zambia, Government of, Sr. Unsecd. Note, REGS, 0.500%, 12/31/2053	146,559
141,412		Zambia, Government of, Unsecd. Note, REGS, 5.750%, 6/30/2033	137,635
		TOTAL	20,024,786
		State/Provincial—0.2%
25,000		Province of Santa Fe, Sr. Unsecd. Note, 144A, 8.100%, 12/11/2034	24,438
45,920		Provincia De Buenos Aires, Sr. Unsecd. Note, REGS, 6.625%, 9/1/2037	36,352
		TOTAL	60,790
		Telecommunications & Cellular—0.8%
200,000		Telecommunications co.Telekom Srbija Akcionarsko drustvo, Sr. Unsecd. Note, 144A, 7.000%, 10/28/2029	204,749
		Transportation—0.8%
200,000		Transnet SOC Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/6/2028	210,961
		TOTAL FOREIGN GOVERNMENT/AGENCIES (IDENTIFIED COST $20,309,155)	21,480,696
		CORPORATE BONDS—10.8%
		Aerospace/Defense—0.3%
75,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.400%, 1/9/2038	75,131
		Air Transportation—0.0%
10,000		Latam Airlines Group SA, 144A, 7.875%, 4/15/2030	10,437
		Airlines—0.0%
15,000		Gol Finance, Secured Note, 144A, 14.375%, 6/6/2030	15,525
		Banking—0.1%
200,000	[3,4,5]	Alfa Bank (Alfa Bond), Sub., REGS, 5.950%, 4/15/2030	10,000
200,000	[1,3,4,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.600%, 2/17/2027	10,000
200,000	[1,3,4,5,6]	SovCo Capital Partners BV, Jr. Sub. Note, 144A, 7.750%, 5/6/2030	10,000
		TOTAL	30,000

Principal Amount, Shares or Contracts			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Building & Development—0.7%
$ 200,000		Aldar Sukuk (No. 2) Ltd., Sr. Unsecd. Note, Series EMTN, 3.875%, 10/22/2029	$ 196,539
		Chemicals & Plastics—0.8%
200,000		Sasol Financing USA LLC, Sr. Unsecd. Note, 144A, 8.750%, 5/3/2029	205,161
		Forest Products & Paper—0.4%
100,000		SUZANO Netherlands Bv, Sr. Unsecd. Note, 5.500%, 1/15/2036	101,113
		Media—0.2%
50,000		Grupo Televisa SAB, Sr. Unsecd. Note, 6.625%, 1/15/2040	44,325
		Metals & Mining—3.3%
200,000		First Quantum Minerals Ltd., Sr. Unsecd. Note, 144A, 8.000%, 3/1/2033	213,773
200,000		Ivanhoe Mines Ltd., Sr. Unsecd. Note, 144A, 7.875%, 1/23/2030	208,096
400,000		Navoi Mining and Metallurgical Company, Sr. Unsecd. Note, 144A, 6.700%, 10/17/2028	415,441
25,000		Samarco Mineracao SA, Sr. Unsecd. Note, 144A, 9.500%, 6/30/2031	25,100
		TOTAL	862,410
		Mining—0.8%
200,000		Marcobre Sac, Sr. Unsecd. Note, 144A, 5.750%, 1/22/2036	201,750
		Oil & Gas—2.0%
50,000		Ecopetrol SA, Sr. Unsecd. Note, 8.375%, 1/19/2036	51,429
50,000		Pampa Energia SA, Sr. Unsecd. Note, 144A, 7.875%, 12/16/2034	51,300
100,000		Petrobras Global Finance BV, Sr. Unsecd. Note, 5.125%, 9/10/2030	99,675
200,000		Puma International Financing SA, Sr. Unsecd. Note, 144A, 7.750%, 4/25/2029	207,664
15,000		Transport de Gas Del Sur, Sr. Unsecd. Note, 144A, 8.500%, 7/24/2031	15,844
75,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 8.750%, 9/11/2031	78,250
25,000		YPF Sociedad Anonima, Sr. Unsecd. Note, 144A, 9.000%, 6/30/2029	26,035
		TOTAL	530,197
		Real Estate—0.1%
164,952	[2,3,4]	Country Garden Services Holdings Co. Ltd., Sr. Unsecd. Note, Series AI, 0.000%, 12/31/2031	17,221
		Telecommunications & Cellular—1.3%
MXN 2,000,000		America Movil S.A.B. de C.V., Sr. Unsecd. Note, 9.500%, 1/27/2031	119,983
$ 200,000		IHS Holding Ltd., Sr. Unsecd. Note, 144A, 8.250%, 11/29/2031	213,213
		TOTAL	333,196
		Utilities—0.8%
200,000		Azule Energy Finance PLC, Sr. Unsecd. Note, 144A, 8.125%, 1/23/2030	203,048
		TOTAL CORPORATE BONDS (IDENTIFIED COST $3,306,731)	2,826,053
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
7,973	[3,4,5]	Atento Luxco 1 SA	0
		Real Estate—0.0%
600	[3]	Country Garden Services Holdings Co. Ltd.	28
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,782)	28
		EXCHANGE-TRADED FUND—0.2%
1,047	[3]	iShares Emerging Markets Local Currency Bond ETF (IDENTIFIED COST $44,775)	44,979
		PURCHASED CALL OPTIONS—0.0%
		U.S. Dollar—0.0%
25,000		USD CALL/MXN PUT, Barclays, Notional Amount $25,000, Exercise Price $17.30, Expiration Date 3/9/2026	86

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	INVESTMENT COMPANY—5.7%
1,492,606	Federated Hermes Government Obligations Fund, Premier Shares, 3.59%[7] (IDENTIFIED COST $1,492,606)	1,492,606
	TOTAL INVESTMENT IN SECURITIES—98.5% (IDENTIFIED COST $25,162,229)	$25,844,448
	OTHER ASSETS AND LIABILITIES - NET—1.5%[8]	395,153
	NET ASSETS—100.0%	$26,239,601
At February 28, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 5 Year Long Futures	5	$550,703	June 2026	$1,484
United States Treasury Notes 10 Year Long Futures	5	$569,063	June 2026	$2,418
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$3,902
At February 28, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
3/18/2026	Bank of America	62,565,866 CLP	$68,503	$3,183
3/18/2026	Bank of America	102,246,252 CLP	$113,463	$3,687
3/18/2026	Barclays	1,850,000 CNY	$263,777	$6,356
3/18/2026	BNP Paribas	832,933,593 COP	$225,947	$(5,061)
3/18/2026	BNP Paribas	1,840,400 ZAR	$114,158	$1,246
3/18/2026	Credit Agricole	152,220 PEN	$45,325	$30
3/18/2026	Goldman Sachs	156,190,436 CLP	$171,752	$7,205
3/18/2026	Goldman Sachs	29,651,702 CLP	$34,550	$(576)
3/18/2026	Morgan Stanley	31,737,483 CLP	$33,783	$2,581
3/18/2026	Morgan Stanley	40,438,141 CLP	$46,872	$(539)
3/18/2026	Morgan Stanley	383,110,250 COP	$99,187	$2,410
3/18/2026	Morgan Stanley	398,799,679 COP	$104,139	$1,619
3/18/2026	Standard Chartered Bank	790,079 MXN	$45,744	$51
3/18/2026	State Street	21,031,535 CLP	$22,777	$1,320
3/18/2026	State Street	39,125,034 CLP	$45,743	$(915)
4/6/2026	Goldman Sachs	12,459,400 TRY	$270,545	$4,391
4/15/2026	Bank of America	49,630,066 KRW	$33,891	$665
4/15/2026	Goldman Sachs	900,000 INR	$9,922	$(64)
4/15/2026	Morgan Stanley	38,000,000 COP	$10,127	$(120)
4/15/2026	Morgan Stanley	38,000,000 COP	$10,171	$(164)
4/15/2026	State Street	18,187 EUR	$21,786	$(246)
5/4/2026	Credit Agricole	246,532 BRL	$46,511	$838
5/11/2026	Bank of America	8,397,705 INR	$92,425	$(622)
8/19/2026	Standard Chartered Bank	760,000 EGP	$15,146	$704
Contracts Sold:
3/18/2026	Bank of America	240,654,256 CLP	$276,287	$554
3/18/2026	Goldman Sachs	858,223,347 COP	$227,684	$92
3/18/2026	Morgan Stanley	31,737,483 CLP	$33,901	$(2,463)
3/18/2026	Morgan Stanley	21,031,535 CLP	$22,992	$(1,105)
3/18/2026	Morgan Stanley	110,000,000 CLP	$122,055	$(3,979)
3/18/2026	Morgan Stanley	259,026,533 COP	$67,723	$(968)

Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
3/18/2026	Standard Chartered Bank	1,053,631 PEN	$312,011	$(1,930)
3/18/2026	UBS	47,864,200 CLP	$54,832	$(9)
3/18/2026	UBS	1,186,367,855 COP	$310,602	$(4,011)
3/18/2026	UBS	1,037,400 EUR	$1,223,008	$(4,028)
3/18/2026	Wells Fargo	790,079 MXN	$45,814	$19
4/15/2026	BNP Paribas	38,000,000 COP	$10,115	$108
4/15/2026	Morgan Stanley	38,000,000 COP	$10,368	$361
4/15/2026	Morgan Stanley	18,187 EUR	$21,774	$233
5/4/2026	BNP Paribas	305,527 BRL	$57,525	$(1,156)
5/4/2026	Morgan Stanley	540,000 BRL	$100,637	$(3,077)
5/4/2026	Morgan Stanley	1,181,643 MYR	$300,864	$(3,304)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$3,316
At February 28, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 2/28/2026[9]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 44	Buy	1.00%	12/20/2030	1.35%	$278,000	$4,042	$4,042	$0
Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended February 28, 2026, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 11/30/2025	$885,174
Purchases at Cost	$6,215,471
Proceeds from Sales	$(5,608,039)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 2/28/2026	$1,492,606
Shares Held as of 2/28/2026	1,492,606
Dividend Income	$6,400

1
Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Zero coupon bond.
3	Non-income-producing security.
4	Issuer in default.
5
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

6	Perpetual Bond Security. The maturity date reflects the next call date.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
9
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at February 28, 2026.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Directors periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of February 28, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Foreign Government/Agencies	$—	$21,098,470	$—	$21,098,470
Corporate Bonds	—	3,178,279	30,000	3,208,279
Exchange-Traded Fund	44,979	—	—	44,979
Purchased Call Options	86	—	—	86
Equity Securities:
Common Stocks
International	—	28	0	28
Investment Company	1,492,606	—	—	1,492,606
TOTAL SECURITIES	$1,537,671	$24,276,777	$30,000	$25,844,448
Other Financial Instruments:
Assets
Futures Contracts	$3,902	$—	$—	$3,902
Swap Contracts	—	4,042	—	4,042
Foreign Exchange Contracts	—	37,653	—	37,653
Liabilities
Foreign Exchange Contracts	—	(34,337)	—	(34,337)
TOTAL OTHER FINANCIAL INSTRUMENTS	$3,902	$7,358	$—	$11,260

The following acronym(s) are used throughout this portfolio:
ARS	—Argentine Peso
BRL	—Brazilian Real
CLP	—Chilean Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombian Peso
CZK	—Czech Koruna
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
ETF	—Exchange-Traded Fund
EUR	—Euro
HUF	—Hungarian Forint
INR	—Indian Rupee
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NGN	—Nigerian Naira
OTC	—Over-the-Counter
PEN	—Peruvian Nuevo Sol
PLN	—Polish Zloty
RON	—Romanian Leu
SOFR	—Secured Overnight Financing Rate
TRY	—Turkish Lira
USD	—United States Dollar
ZAR	—South African Rand